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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

                                September 8, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife of CT Variable Life Insurance Separate Account Two File No. 811-7891
    MetLife of CT Variable Life Insurance Separate Account Four File
    No. 811-7878

Commissioners:

     Semi-annual reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife of CT Variable Life Insurance Separate Account Two (formerly The Travelers Variable Life Insurance Separate Account Two) of MetLife Life and Annuity Company (formerly The Travelers Life and Annuity Company) and MetLife of CT Variable Life Separate Account Four (formerly The Travelers Variable Life Insurance Separate Account Four) of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.


                                                     Sincerely,


                                                     /s/ John E. Connolly, Jr.
                                                     John E. Connolly, Jr.